Trading portfolio	12 Months Ended
Dec. 31, 2024
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2024	2023
	£m	£m
Debt securities and other eligible bills	77,805	75,459
Equity securities	74,859	86,353
Traded loans	13,470	12,653
Commodities	110	101
Trading Portfolio Assets	166,244	174,566

Debt securities and other eligible bills	(36,324)	(39,639)
Equity securities	(19,858)	(18,122)
Trading Portfolio Liabilities	(56,182)	(57,761)